Equity - Schedule of Common Stock (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Equity [Line Items]
Number of shares	512,301,577	525,575,547	561,000,000
Common stock value	$ 8,197,536	$ 170,381	$ 6,185,082
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	435,456,340	446,739,215	476,850,000
Common stock value	$ 6,967,906	$ 144,823	$ 5,257,319
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Number of shares	76,845,237	78,836,332	84,150,000
Common stock value	$ 1,229,630	$ 25,558	$ 927,763